Consolidated Statements of Operations - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Net income / (loss)		$ 34,980	$ 39,364
Successor [Member]
Revenues		348,590	658,385
Cost of services		(249,159)	(506,799)
Gross profit		99,431	151,586
Selling, general and administrative expense		(36,705)	(63,840)
Amortization		(9,373)	(15,932)
Operating income		53,353	71,814
Interest expense, net		(14,383)	(18,971)
Other income / (expense), net		5,441	(408)
Income before income tax		44,411	52,435
Income tax expense		9,431	13,071
Net income / (loss)		34,980	39,364
Net income / (loss) attributable to non-controlling interests		(163)
Net income attributable to shareholders		$ 35,143	$ 39,364
Weighted average shares outstanding:
Basic		85,569,020	86,997,554
Diluted		86,862,983	86,997,554
Net earnings per share:
Basic		$ 0.41	$ 0.45
Diluted		$ 0.40	$ 0.45
Predecessor [Member] | NPS Holdings Limited [Member]
Revenues	$ 137,027			$ 271,324
Cost of services	(104,242)			(200,149)
Gross profit	32,785			71,175
Selling, general and administrative expense	(19,969)			(30,336)
Amortization	(10)			(607)
Operating income	12,806			40,232
Interest expense, net	(4,090)			(6,720)
Other income / (expense), net	362			(573)
Income before income tax	9,078			32,939
Income tax expense	2,342			4,586
Net income / (loss)	6,736			28,353
Net income / (loss) attributable to non-controlling interests	(881)			(2,273)
Net income attributable to shareholders	$ 7,617			$ 30,626
Weighted average shares outstanding:
Basic	348,524,566			342,250,000
Diluted	370,000,000			370,000,000
Net earnings per share:
Basic	$ 0.02			$ 0.09
Diluted	$ 0.02			$ 0.08